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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 55.6%
		Consumer Discretionary: 6.7%
41,000		Accor S.A.	$1,498,926
23,530	@	Bed Bath & Beyond, Inc.	1,021,437
175,240		CBS Corp. - Class B	2,779,306
11,340		Coach, Inc.	487,166
31,000		Compagnie Generale des Etablissements Michelin	2,363,922
24,480		Cooper Tire & Rubber Co.	480,542
83,050	@	DirecTV	3,457,372
1,514,000		Dongfeng Motor Group Co., Ltd.	3,080,851
22,182	@	Gildan Activewear, Inc.	623,092
15,770	@	Gymboree Corp.	655,086
21,740		Harley-Davidson, Inc.	618,286
100,100		Home Depot, Inc.	3,171,168
124,100		International Game Technology	1,793,245
42,750	@	Liberty Media Corp. - Starz	2,773,620
31,930	@	LKQ Corp.	664,144
98,800		Macy’s, Inc.	2,281,292
5,650	@	Panera Bread Co.	500,647
2,750	@	Priceline.com, Inc.	957,935
99,370		Regal Entertainment Group	1,304,151
14,200		Ross Stores, Inc.	775,604
43,800		Tupperware Corp.	2,004,288
91,880	@	Urban Outfitters, Inc.	2,906,752
17,540	@	WMS Industries, Inc.	667,748
126,830		Wyndham Worldwide Corp.	3,484,020
205,000		Yue Yuen Industrial Holdings	756,862
			41,107,462
		Consumer Staples: 4.7%
94,030		Alberto-Culver Co.	3,540,230
16,500		Carlsberg A/S	1,716,778
35,400		Carrefour S.A.	1,908,226
1,584,000		Chaoda Modern Agriculture	1,318,178
32,630		Coca-Cola Enterprises, Inc.	1,011,530
19,030		ConAgra Foods, Inc.	417,518
9,230		Herbalife Ltd.	557,031
33,400		Hershey Co.	1,589,506
51,412		Loblaw Cos. Ltd.	2,037,192
86,600		PepsiCo, Inc.	5,753,704
84,235		Procter & Gamble Co.	5,051,573
73,833		Wal-Mart Stores, Inc.	3,951,542
			28,853,008
		Energy: 5.9%
13,250	@	Alpha Natural Resources, Inc.	545,238
20,000		Apache Corp.	1,955,200
119,500		Arch Coal, Inc.	3,191,845
138,632		ExxonMobil Corp.	8,566,071
532		Inpex Holdings, Inc.	2,502,580
16,760	@, L	McMoRan Exploration Co.	288,440
62,559	S	National Oilwell Varco, Inc.	2,781,999
61,900		Nexen, Inc.	1,244,190
114,600		Royal Dutch Shell PLC - Class A	3,453,435
44,400		Schlumberger Ltd.	2,735,484
134,100	S, L	Suncor Energy, Inc.	4,364,955
55,600		Total S.A.	2,872,904
17,100	@	Transocean Ltd.	1,099,359
5,980	@	Whiting Petroleum Corp.	571,150
			36,172,850
		Financials: 10.2%
27,900		Allianz AG	3,152,071
11,650		Ameriprise Financial, Inc.	551,395
70,300		Australia & New Zealand Banking Group Ltd.	1,609,971
181,500		Banco do Brasil S.A.	3,420,824
303,803		Bank of America Corp.	3,982,857
271,500		Barclays PLC	1,276,125
179,180	@	Blackstone Group LP	2,273,794
20,600		BNP Paribas	1,470,251
585,900	@	Citigroup, Inc.	2,285,010
75,700		Comerica, Inc.	2,812,255
9,042		Goldman Sachs Group, Inc.	1,307,292
364,000		Guangzhou R&F Properties Co., Ltd.	508,748
257,800		HSBC Holdings PLC	2,607,887
26,339	@	Invesco Ltd.	559,177
133,657		J.P. Morgan Chase & Co.	5,088,322
21,552		Lazard Ltd.	756,044
540,700		Malayan Banking BHD	1,540,701
39,800		Reinsurance Group of America, Inc.	1,921,942
912,300		Shimao Property Holdings Ltd.	1,510,782

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
1,018,000		Sino Land Co.	$2,100,684
165,000		Standard Bank Group Ltd.	2,619,079
83,000		Tokio Marine Holdings, Inc.	2,238,724
26,300		Toronto Dominion Bank	1,903,037
97,000	@	UBS AG - Reg	1,651,496
301,500		UniCredito Italiano S.p.A.	772,115
116,000		United Overseas Bank Ltd.	1,613,278
25,630		UnumProvident Corp.	567,705
166,133		Wells Fargo & Co.	4,174,922
59,900		Willis Group Holdings Ltd.	1,846,118
112,600		XL Group PLC	2,438,916
7,200		Zurich Financial Services AG	1,687,896
			62,249,418
		Health Care: 6.0%
71,500		Aetna, Inc.	2,260,115
115,288		AmerisourceBergen Corp.	3,534,730
40,700		Covidien PLC	1,635,733
6,820	@	Emergency Medical Services Corp.	363,165
67,600		GlaxoSmithKline PLC	1,333,398
36,940	@	Healthsouth Corp.	709,248
11,370		Hill-Rom Holdings, Inc.	408,069
16,310	@	Hospira, Inc.	929,833
4,700	@	Laboratory Corp. of America Holdings	368,621
46,400	@	Medco Health Solutions, Inc.	2,415,584
120,784		Merck & Co., Inc.	4,446,059
276,971		Pfizer, Inc.	4,755,592
23,600		Sanofi-Aventis	1,570,955
53,000		Takeda Pharmaceutical Co., Ltd.	2,436,559
85,800		Teva Pharmaceutical Industries Ltd. ADR	4,525,950
20,405	L	Valeant Pharmaceuticals International, Inc.	511,145
6,830	@	Varian Medical Systems, Inc.	413,215
10,440	@	Waters Corp.	738,943
15,480	@	Watson Pharmaceuticals, Inc.	654,959
47,630	@	Zimmer Holdings, Inc.	2,492,478
			36,504,351
		Industrials: 6.0%
38,810		Acuity Brands, Inc.	1,716,954
35,280	@	Avis Budget Group, Inc.	411,012
32,200		Boeing Co.	2,142,588
11,580		Brady Corp.	337,789
3,088,000		China Railway Group Ltd.	2,413,629
16,134		Donaldson Co., Inc.	760,395
6,520		Dover Corp.	340,409
91,100	@	European Aeronautic Defence and Space Co. NV	2,273,364
48,400		Fluor Corp.	2,397,252
9,990		Gardner Denver, Inc.	536,263
258,000		General Electric Co.	4,192,500
51,720		Ingersoll-Rand PLC	1,846,921
4,672		Joy Global, Inc.	328,535
79,800		Mitsubishi Corp.	1,895,977
12,560		Roper Industries, Inc.	818,661
28,900		Siemens AG	3,048,606
10,670	@	Stericycle, Inc.	741,352
40,450	@	TransDigm Group, Inc.	2,509,923
6,960		Trinity Industries, Inc.	155,211
37,600		Union Pacific Corp.	3,075,680
18,300	@	Verisk Analytics, Inc.	512,583
73,470	@	WABCO Holdings, Inc.	3,081,332
13,720	@	Waste Connections, Inc.	544,135
16,460		Woodward Governor Co.	533,633
			36,614,704
		Information Technology: 9.2%
25,910	@	Agilent Technologies, Inc.	864,617
57,230		Amphenol Corp.	2,803,125
13,460	@	Ansys, Inc.	568,685
27,122	@, S	Apple, Inc.	7,695,868
22,040	@	BMC Software, Inc.	892,179
13,170		Broadcom Corp.	466,086
35,797		Canon, Inc. ADR	1,672,436
19,100	@	Check Point Software Technologies	705,363
213,761	@	Cisco Systems, Inc.	4,681,366
51,594	@	Cognizant Technology Solutions Corp.	3,326,265
304,000		Fujitsu Ltd.	2,138,876
23,410	@	Gartner, Inc.	689,190
25,330	@	Intuit, Inc.	1,109,707
198,400		Jabil Circuit, Inc.	2,858,944
17,540		KLA-Tencor Corp.	617,934
9,150	@	Lam Research Corp.	382,928
201,890	@	Marvell Technology Group Ltd.	3,535,094
16,744	@	Micros Systems, Inc.	708,774
270,332		Microsoft Corp.	6,620,425
11,302		National Instruments Corp.	369,123
45,940		National Semiconductor Corp.	586,654

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
22,130	@	NetApp, Inc.	$1,101,853
1,600		Nintendo Co., Ltd.	401,301
89,200		Omron Corp.	2,039,355
34,430	@	QLogic Corp.	607,345
119,266		Qualcomm, Inc.	5,381,282
26,340		Tellabs, Inc.	196,233
41,000		Visa, Inc.	3,044,660
			56,065,668
		Materials: 3.3%
65,000		ArcelorMittal	2,144,392
10,607		Ashland, Inc.	517,303
58,200		Barrick Gold Corp.	2,694,078
30,299		Eastman Chemical Co.	2,242,126
19,410		Ecolab, Inc.	984,863
66,022		Kazakhmys PLC	1,506,139
55,407		Mechel OAO ADR	1,379,634
383,500		OneSteel Ltd.	1,088,916
108,200		Packaging Corp. of America	2,506,994
13,880		Sigma-Aldrich Corp.	838,074
62,800		Silgan Holdings, Inc.	1,990,760
125,500		Xstrata PLC	2,403,983
			20,297,262
		Telecommunication Services: 1.5%
21,240	@	SBA Communications Corp.	855,972
640,100	@	Sprint Nextel Corp.	2,963,663
55,300		Verizon Communications, Inc.	1,802,227
1,514,000		Vodafone Group PLC	3,735,566
			9,357,428
		Utilities: 2.1%
40,700		Entergy Corp.	3,114,771
67,900		Fortum OYJ	1,778,376
194,300		Great Plains Energy, Inc.	3,672,270
339,000		HongKong Electric Holdings	2,059,900
813,000		Tenaga Nasional BHD	2,323,062
			12,948,379
		Total Common Stock (Cost $330,888,414)	340,170,530
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Financials: 0.1%
10,020	L	Digital Realty Trust, Inc.	618,234
		Total Real Estate Investment Trusts (Cost $583,273)	618,234
EXCHANGE-TRADED FUNDS: 5.2%
		Exchange-Traded Funds: 5.2%
90,000		iShares MSCI Emerging Markets Index Fund	4,029,300
5,090		iShares Russell Midcap Growth Index Fund	253,584
606,000		Vanguard Emerging Markets ETF	27,512,400
		Total Exchange-Traded Funds (Cost $29,518,531)	31,795,284
PREFERRED STOCK: 0.4%
		Consumer Discretionary: 0.3%
18,100		Volkswagen AG	2,183,450
			2,183,450
		Financials: 0.1%
20,025	P	Citigroup Capital XII	528,860
			528,860
		Total Preferred Stock (Cost $2,179,978)	2,712,310
RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
31,000		Compagnie Generale des Etablissements Michelin	86,550
		Total Rights (Cost $-)	86,550

Principal Amount			Value
CORPORATE BONDS/NOTES: 12.5%
		Consumer Discretionary: 1.8%
$235,000	S	AMC Entertainment, Inc., 8.750%, due 06/01/19	$248,806
470,000		Cablevision Systems Corp., 8.625%, due 09/15/17	519,350
100,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, due 10/30/17	101,875
64,000	S	Comcast Corp., 5.900%, due 03/15/16	74,016
499,000	S	Comcast Corp., 6.300%, due 11/15/17	589,638
274,000		Comcast Corp., 6.500%, due 01/15/17	326,379

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Consumer Discretionary (continued)
$88,000	#, S	COX Communications, Inc., 6.250%, due 06/01/18	$101,613
97,000	#	COX Communications, Inc., 6.950%, due 06/01/38	113,691
289,000	S	DirecTV Holdings, LLC, 5.200%, due 03/15/20	313,397
60,000		DirecTV Holdings, LLC, 6.000%, due 08/15/40	62,185
505,000	S	DISH DBS Corp., 7.125%, due 02/01/16	533,406
183,000	S	Hanesbrands, Inc., 8.000%, due 12/15/16	194,209
797,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	888,063
505,000	S	Limited Brands, Inc., 8.500%, due 06/15/19	589,588
144,000		Mattel, Inc., 6.200%, due 10/01/40	146,667
200,000	#	Myriad International Holding BV, 6.375%, due 07/28/17	208,120
412,000	#	NBC Universal, Inc., 2.875%, due 04/01/16	412,603
112,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	118,347
205,000	#	NBC Universal, Inc., 4.375%, due 04/01/21	207,932
416,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	450,104
139,000	#	NBC Universal, Inc., 5.950%, due 04/01/41	143,486
107,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	116,908
235,000	S	News America, Inc., 6.650%, due 11/15/37	271,228
156,000	S	News America, Inc., 6.900%, due 03/01/19	191,110
85,000		Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	90,631
450,000	#	QVC, Inc., 7.500%, due 10/01/19	472,500
150,000	S	Service Corp. International, 7.000%, due 06/15/17	159,375
886,000	S	Time Warner Cable, Inc., 6.200%, due 07/01/13	998,761
8,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	10,581
76,000	S	Time Warner, Inc., 3.150%, due 07/15/15	78,864
943,000	S	Time Warner, Inc., 7.700%, due 05/01/32	1,181,820
113,000	S	Toll Brothers Finance Corp., 6.750%, due 11/01/19	117,137
600,000	S	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	681,000
355,000	L	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	382,513
			11,095,903
		Consumer Staples: 0.8%
624,000	S	Altria Group, Inc., 9.700%, due 11/10/18	845,919
109,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	122,461
360,000	S	CVS Caremark Corp., 6.125%, due 09/15/39	398,830
79,000	S	CVS Caremark Corp., 6.600%, due 03/15/19	96,027
459,000	#	JBS Finance II Ltd., 8.250%, due 01/29/18	475,639
350,000	S	Kraft Foods, Inc., 5.375%, due 02/10/20	391,696
91,000	S	Kraft Foods, Inc., 6.125%, due 08/23/18	107,710
122,000	S	Kraft Foods, Inc., 6.500%, due 08/11/17	146,371
431,000	S	Lorillard Tobacco Co., 6.875%, due 05/01/20	456,679
495,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	529,650
525,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	606,375
90,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	96,975
520,000	S	Tyson Foods, Inc., 7.350%, due 04/01/16	577,850
			4,852,182
		Energy: 1.4%
193,000		Anadarko Petroleum Corp., 6.375%, due 09/15/17	212,979
610,000		Arch Coal, Inc., 8.750%, due 08/01/16	675,575
342,000		Baker Hughes, Inc., 5.125%, due 09/15/40	357,575
85,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	92,438
335,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	367,663
417,000	S	Enbridge Energy Partners, 9.875%, due 03/01/19	569,513
100,000		Energy Transfer Equity L.P., 7.500%, due 10/15/20	105,750
335,000	S	Energy Transfer Partners, 9.700%, due 03/15/19	445,114
126,000	S	Enterprise Products Operating LLC, 5.200%, due 09/01/20	136,705
341,000	S	Enterprise Products Operating LLC, 6.450%, due 09/01/40	380,403
600,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
700,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
329,000		Hess Corp., 5.600%, due 02/15/41	344,556
270,000		Kazatomprom, 6.250%, due 05/20/15	292,950
312,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	345,540
575,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	613,813
345,000		Northwest Pipeline Corp., 7.000%, due 06/15/16	417,085
92,655	±, I, X	PEA Lima, LLC, 0.000%, due 03/20/14	—
507,000	#, S	Petroleos Mexicanos, 6.625%, due 06/15/35	556,397
365,000	S	Pioneer Natural Resources Co., 7.500%, due 01/15/20	403,470
225,000	S	Plains All American Pipeline LP, 5.750%, due 01/15/20	248,911
470,000	S, L	Plains Exploration & Production Co., 8.625%, due 10/15/19	515,825
84,000		Pride International, Inc., 6.875%, due 08/15/20	91,875
243,000		Pride International, Inc., 7.875%, due 08/15/40	269,426
138,000		Total Capital S.A., 3.000%, due 06/24/15	144,934
314,000	S	Transocean, Inc., 6.800%, due 03/15/38	322,990
157,000		Weatherford International Ltd. Bermuda, 5.125%, due 09/15/20	160,809
159,000		Weatherford International Ltd. Bermuda, 6.750%, due 09/15/40	166,266
136,000	S	Williams Partners L.P., 5.250%, due 03/15/20	148,120
			8,386,682
		Financials: 4.6%
591,400		Aegon NV, 3.228%, due 12/31/49	382,562
411,000		American Express Credit Corp., 2.750%, due 09/15/15	414,053
211,000	S	American International Group, Inc., 5.850%, due 01/16/18	219,440
94,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	105,916
264,000	#	Banco Bradesco S.A./Cayman Islands, 5.900%, due 01/16/21	269,280
213,000	#	Banco de Credito del Peru, 5.375%, due 09/16/20	216,195
200,000	#	Banco Mercantil del Norte S.A., 4.375%, due 07/19/15	200,800

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Financials (continued)
	$200,000	#	Banco Votorantim S.A., 7.375%, due 01/21/20	$214,000
	300,000	S	Bank of America Corp., 5.420%, due 03/15/17	307,646
	220,000		Bank of America Corp., 8.000%, due 12/29/49	227,251
	628,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	682,052
	200,000	#	BM&FBovespa S.A., 5.500%, due 07/16/20	213,948
	684,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	875,608
	228,000	S	Capital One Capital V, 10.250%, due 08/15/39	248,235
EUR	2,559,000		Citibank Credit Card Issuance Trust, 5.375%, due 04/11/11	3,542,768
$165,000		S	Citigroup, Inc., 5.000%, due 09/15/14	171,529
	389,000		Citigroup, Inc., 5.375%, due 08/09/20	403,240
	259,000	S	Citigroup, Inc., 6.010%, due 01/15/15	285,014
	372,000	S	Citigroup, Inc., 8.500%, due 05/22/19	460,654
	241,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	248,646
	265,000		Country Garden Holdings Co., 11.250%, due 04/22/17	282,225
	384,000	S	Credit Suisse/Guernsey, 5.860%, due 12/31/49	366,960
	252,000	S	Discover Bank/Greenwood DE, 7.000%, due 04/15/20	274,622
	341,000	S	Discover Bank/Greenwood DE, 8.700%, due 11/18/19	403,020
	415,000	#	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	442,494
	676,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	806,139
	290,000	S	First Tennessee Bank NA, 5.050%, due 01/15/15	287,935
	550,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	633,043
	227,000		General Electric Capital Corp., 4.375%, due 09/16/20	228,297
	125,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	127,386
	71,000	S	General Electric Capital Corp., 6.000%, due 08/07/19	80,027
	633,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	729,372
	453,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	462,615
	139,000		Genworth Financial, Inc., 7.700%, due 06/15/20	147,425
	160,000		Goldman Sachs Group, Inc., 3.700%, due 08/01/15	163,878
	714,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	753,961
	617,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	692,511
	142,000	S	Hartford Financial Services Group, Inc., 5.500%, due 03/30/20	144,682
	186,000	S	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	196,249
	268,000		HSBC Bank USA NA, 4.875%, due 08/24/20	280,073
	931,000		HSBC USA, Inc., 5.000%, due 09/27/20	932,100
	100,000	#	Hyundai Capital America, 3.750%, due 04/06/16	99,793
	92,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	94,600
	742,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	742,397
	140,000		International Lease Finance Corp., 5.650%, due 06/01/14	136,500
	181,000	#	International Lease Finance Corp., 7.125%, due 09/01/18	195,933
	53,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	56,843
	73,000	S	J.P. Morgan Chase & Co., 4.400%, due 07/22/20	74,908
	344,000		J.P. Morgan Chase Bank NA, 5.875%, due 06/13/16	390,101
	366,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	400,770
	123,000		Lincoln National Corp., 8.750%, due 07/01/19	158,478
	400,000	S	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	426,264
	35,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	39,318
	433,000	S	Morgan Stanley, 4.100%, due 01/26/15	447,784
	597,000	S	Morgan Stanley, 7.300%, due 05/13/19	687,781
	361,000	S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	402,180
	487,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	622,654
	350,000	S	PNC Funding Corp., 5.125%, due 02/08/20	379,611
	35,609	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	35,621
	117,000	S	Principal Financial Group, Inc., 7.875%, due 05/15/14	138,727
	290,000	S	ProLogis, 6.875%, due 03/15/20	285,590
	206,000	S	ProLogis, 7.375%, due 10/30/19	208,231
	827,000	S	Protective Life Corp., 8.450%, due 10/15/39	909,243
	322,000	#	Rabobank, 11.000%, due 12/29/49	419,839
	130,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	132,925
	281,000		SLM Corp., 5.375%, due 05/15/14	273,652
	351,000	S	SLM Corp., 8.000%, due 03/25/20	348,877
	530,000	±, I, X	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	—
	100,000	#, L	Vnesheconombank Via VEB Finance Ltd., 6.902%, due 07/09/20	109,620
	333,000	#	Voto-Votorantim Ltd, 6.750%, due 04/05/21	352,980
	273,000		VTB Capital S.A., 6.250%, due 06/30/35	280,849
	546,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	621,753
	431,000	S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	449,318
	218,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	228,485
				28,275,476
			Health Care: 0.2%
	340,000	S	HCA, Inc., 7.250%, due 09/15/20	365,500
	310,000	S	HCA, Inc., 7.875%, due 02/15/20	340,613
	252,000	S	US Oncology, Inc., 9.125%, due 08/15/17	268,380
	100,000	#	Valeant Pharmaceuticals International, 7.000%, due 10/01/20	102,500
	313,000		WellPoint, Inc., 4.350%, due 08/15/20	325,075
				1,402,068
			Industrials: 0.4%
	255,000	#	Bombardier, Inc., 7.500%, due 03/15/18	275,400
	255,000	#	Bombardier, Inc., 7.750%, due 03/15/20	276,675
	305,000	S	Case New Holland, Inc., 7.750%, due 09/01/13	332,831
	505,000	S	General Electric Co., 5.250%, due 12/06/17	569,237
	203,000	#	Kazatomprom, 6.250%, due 05/20/15	220,255
	99,000		RR Donnelley & Sons Co., 7.625%, due 06/15/20	103,466
	330,000	S	RR Donnelley & Sons Co., 8.600%, due 08/15/16	384,531
				2,162,395

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Information Technology: 0.5%
$40,000		Brocade Communications Systems, Inc., 6.625%, due 01/15/18	$41,800
490,000		Brocade Communications Systems, Inc., 6.875%, due 01/15/20	516,950
525,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	561,750
104,000	#	Expedia, Inc., 5.950%, due 08/15/20	105,690
335,000	S	Jabil Circuit, Inc., 7.750%, due 07/15/16	368,919
544,000	#	Oracle Corp., 5.375%, due 07/15/40	587,360
475,000	S	Seagate Technology, Inc., 6.800%, due 10/01/16	486,875
222,000		Symantec Corp., 4.200%, due 09/15/20	223,343
162,000	S	Xerox Corp., 4.250%, due 02/15/15	174,113
70,000	S	Xerox Corp., 5.625%, due 12/15/19	78,492
			3,145,292
		Materials: 1.0%
323,000		Alcoa, Inc., 6.150%, due 08/15/20	332,703
259,000		ArcelorMittal, 5.250%, due 08/05/20	261,517
382,000	S	ArcelorMittal, 7.000%, due 10/15/39	391,464
271,000	S	ArcelorMittal, 9.850%, due 06/01/19	348,857
84,000	#	Celulosa Arauco y Constitucion S.A., 5.000%, due 01/21/21	85,435
235,000		Celulosa Arauco y Constitucion S.A., 7.250%, due 07/29/19	279,567
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	332,186
207,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	262,410
252,000		Domtar Corp., 10.750%, due 06/01/17	315,000
402,000	S	Dow Chemical Co., 7.600%, due 05/15/14	469,931
414,000	#	Gerdau Trade, Inc., 5.750%, due 01/30/21	421,606
303,000		Gold Fields, 4.875%, due 10/07/20	300,870
320,000	#	Inversiones CMPC S.A., 6.125%, due 11/05/19	351,430
505,000	S	Nova Chemicals Corp., 8.375%, due 11/01/16	534,038
47,000	S	Nova Chemicals Corp., 8.625%, due 11/01/19	50,114
254,000	S	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	313,848
77,000		Teck Resources Ltd., 6.000%, due 08/15/40	81,055
307,000	S	Teck Resources Ltd., 10.250%, due 05/15/16	373,416
277,000		Vale Overseas Ltd., 4.625%, due 09/15/20	287,481
146,000		Vale Overseas Ltd., 6.875%, due 11/10/39	168,040
			5,960,968
		Telecommunication Services: 0.8%
83,000		American Tower Corp., 5.050%, due 09/01/20	85,173
1,047,000		AT&T, Inc., 2.500%, due 08/15/15	1,068,095
97,000	S	AT&T, Inc., 6.550%, due 02/15/39	113,201
390,000		Frontier Communications Corp., 7.875%, due 04/15/15	423,150
180,000	S	Frontier Communications Corp., 8.125%, due 10/01/18	197,550
477,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	493,695
240,000	S	Nextel Communications, Inc., 5.950%, due 03/15/14	240,000
252,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	258,300
468,000		Qwest Corp., 6.500%, due 06/01/17	513,630
255,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	253,088
676,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	726,816
123,000		Verizon Communications, Inc., 8.950%, due 03/01/39	180,937
200,000		VIP FIN (Vimpelcom), 9.125%, due 04/30/18	230,500
400,000	#, L	Windstream Corp., 8.125%, due 09/01/18	416,000
			5,200,135
		Utilities: 1.0%
480,000	S	AES Corp., 8.000%, due 10/15/17	520,800
307,000	#, S	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	318,097
134,000	S	Ameren Corp., 8.875%, due 05/15/14	155,352
91,000	L	Ameren Energy Generating Co., 6.300%, due 04/01/20	90,092
100,000	#	Calpine Corp., 7.875%, due 07/31/20	103,250
291,000	S	CMS Energy Corp., 6.250%, due 02/01/20	307,811
206,000	#	Duquesne Light Holdings, Inc., 6.400%, due 09/15/20	209,902
222,000	#	EDP Finance BV, 4.900%, due 10/01/19	212,621
168,000	#	EDP Finance BV, 6.000%, due 02/02/18	173,075
333,000	#	Enel Finance International S.A., 6.000%, due 10/07/39	345,497
169,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	191,941
312,000		Entergy Corp., 5.125%, due 09/15/20	311,581
227,000	S	Entergy Texas, Inc., 7.125%, due 02/01/19	277,824
345,000		Exelon Generation Co. LLC, 4.000%, due 10/01/20	346,071
85,000	S	FirstEnergy Solutions Corp., 4.800%, due 02/15/15	91,453
282,000	S	Indiana Michigan Power, 7.000%, due 03/15/19	346,840
93,000	S	Jersey Central Power and Light, 7.350%, due 02/01/19	115,668
210,861	#	Juniper Generation, LLC, 6.790%, due 12/31/14	199,240
279,000	S	Metropolitan Edison, 7.700%, due 01/15/19	350,171
47,000	S	Nevada Power Co., 7.125%, due 03/15/19	58,420
189,000	S	Nisource Finance Corp., 6.125%, due 03/01/22	214,438
193,000	S	Oncor Electric Delivery Co., 7.500%, due 09/01/38	252,329
576,000	S	Sempra Energy, 6.500%, due 06/01/16	689,996
357,000	S	Southwestern Electric Power, 5.550%, due 01/15/17	391,747
			6,274,216
		Total Corporate Bonds/Notes (Cost $72,014,309)	76,755,317

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.2%
			Federal Home Loan Mortgage Corporation##: 3.0%
	$4,709,000	W	4.500%, due 10/15/35	$4,898,095
	657,792	S, ^	4.888%, due 03/15/33	719,309
	218,658	S	4.934%, due 04/01/35	232,338
	3,849,955	S	5.000%, due 08/15/16-04/15/32	4,129,935
	5,203,574	S	5.500%, due 09/15/32-05/15/36	5,539,376
	2,244,724	S	6.000%, due 01/15/29-07/15/32	2,440,738
	175,908	S	6.500%, due 11/01/28-12/01/31	195,345
				18,155,136
			Federal National Mortgage Association##: 1.8%
	1,522,000	W	4.000%, due 07/25/39	1,564,806
	177,891		4.500%, due 09/01/40	185,509
	1,378,578	S	5.000%, due 02/25/29-07/01/37	1,460,195
	1,876,000	S	5.500%, due 05/25/30	2,030,579
	3,585,949	S	6.000%, due 06/01/16-12/25/49	3,948,182
	572,000	W	6.500%, due 10/01/31	623,748
	946,582	S	7.000%, due 06/01/29-07/01/32	1,074,008
	73,558	S	7.500%, due 11/01/29-10/01/30	84,050
				10,971,077
			Government National Mortgage Association: 0.4%
	13,134	S	3.125%, due 12/20/29	13,553
	52,831	S	3.375%, due 04/20/28	54,518
	697,717	S	4.500%, due 04/15/39	737,857
	75,647	S	6.500%, due 10/15/31	84,937
	787,980	S	7.000%, due 09/15/24-11/15/24	894,559
	674,532	S	7.500%, due 12/15/23	777,036
				2,562,460
			Total U.S. Government Agency Obligations (Cost $30,164,039)	31,688,673
U.S. TREASURY OBLIGATIONS: 13.4%
			U.S. Treasury Notes: 13.4%
	14,168,000	L	0.375%, due 08/31/12	14,159,363
	8,590,000		0.375%, due 09/30/12	8,579,263
	4,350,000		0.750%, due 09/15/13	4,364,955
	16,853,000	L	1.250%, due 08/31/15	16,850,376
	164,000	L	1.875%, due 08/31/17	163,885
	4,459,000		2.500%, due 04/30/15	4,727,936
	96,000	S	2.625%, due 06/30/14	102,218
	16,844,000		2.625%, due 08/15/20	17,006,526
	4,368,000		3.375%, due 11/15/19	4,706,179
	9,970,000		4.375%, due 05/15/40	11,197,797
			Total U.S. Treasury Obligations (Cost $81,482,263)	81,858,498
ASSET-BACKED SECURITIES: 2.8%
			Automobile Asset-Backed Securities: 0.3%
	327,000	#	Bank of America Auto Trust, 3.520%, due 06/15/16	342,649
	216,000	S	CarMax Auto Owner Trust, 2.400%, due 04/15/15	222,963
	362,000	S	CarMax Auto Owner Trust, 2.820%, due 12/15/14	377,573
	429,000	S	CarMax Auto Owner Trust, 5.810%, due 12/16/13	464,456
	108,000	S	Ford Credit Auto Owner Trust, 2.007%, due 04/15/13	109,877
	113,000		Ford Credit Auto Owner Trust, 4.950%, due 03/15/13	118,428
	216,000		Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	219,263
	208,000	S	Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16	215,404
				2,070,613
			Credit Card Asset-Backed Securities: 1.9%
	302,000		BA Credit Card Trust, 0.547%, due 06/15/14	296,723
	1,085,000		Capital One Multi-Asset Execution Trust, 0.547%, due 03/17/14	1,075,564
	500,000		Capital One Multi-Asset Execution Trust, 5.050%, due 02/15/16	549,618
	437,000	S	Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	499,492
	1,268,000	S	Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	1,511,127
	79,000		Citibank Credit Card Issuance Trust, 0.667%, due 07/15/14	76,870
	196,000		Citibank Credit Card Issuance Trust, 0.907%, due 07/15/13	194,178
	194,000		Citibank Credit Card Issuance Trust, 4.850%, due 04/22/15	212,902
	148,000	S	Citibank Credit Card Issuance Trust, 5.700%, due 05/15/13	151,216
	1,272,000		Citibank Credit Card Issuance Trust, 6.300%, due 06/20/14	1,353,884
	1,465,000		Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	1,555,325
	555,000	S	Discover Card Master Trust, 5.650%, due 03/16/20	661,076
	373,000		MBNA Credit Card Master Note Trust, 1.607%, due 10/15/14	371,125
EUR	1,015,000		MBNA Credit Card Master Note Trust, 5.600%, due 07/17/14	1,438,617
$1,065,000		S	MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	1,133,118
	416,000	#	MBNA Master Credit Card Trust, 7.100%, due 09/15/13	427,844
				11,508,679
			Home Equity Asset-Backed Securities: 0.0%
	153,045	S	Merrill Lynch Mortgage Investors Trust, 0.616%, due 07/25/34	118,124
				118,124
			Other Asset-Backed Securities: 0.6%
	97,565		AEP Texas Central Transition Funding LLC, 5.960%, due 07/15/15	105,576
	496,347	#	Atrium CDO Corp., 0.634%, due 10/27/16	467,807
	500,000	#, S	Carlyle High Yield Partners, 0.774%, due 08/11/16	472,500
	28,132		CenterPoint Energy Transition Bond Co. LLC, 4.970%, due 08/01/14	29,302

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$49,308	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.856%, due 07/25/33	$42,511
8	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	8
482,716	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	478,873
552,962	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	395,265
459,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	459,760
241,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	213,275
565,517	S	GSAA Trust, 5.242%, due 06/25/34	551,492
377,947	#	GSC Partners CDO Fund Ltd., 0.725%, due 11/20/16	355,270
16,481	S	Residential Asset Mortgage Products, Inc., 0.876%, due 06/25/33	13,656
			3,585,295
		Total Asset-Backed Securities (Cost $17,271,635)	17,282,711
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.4%
1,085,985	S	American Home Mortgage Investment Trust, 0.636%, due 11/25/45	308,818
149,525	S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	151,878
482,639	S	Banc of America Commercial Mortgage, Inc., 4.783%, due 07/10/43	503,663
630,000	S	Banc of America Commercial Mortgage, Inc., 5.346%, due 09/10/47	694,419
166,010	S	Bear Stearns Alternative-A Trust, 0.576%, due 07/25/34	117,834
523,452	S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	529,194
270,000	S	Citigroup Commercial Mortgage Trust, 5.887%, due 12/10/49	289,584
29,235,703	#, S, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.118%, due 12/11/49	254,169
820,000	S	Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	895,786
540,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	544,950
1,090,000	#	Commercial Mortgage Pass-through Certificates, 0.757%, due 07/16/34	1,064,864
180,000		Commercial Mortgage Pass-through Certificates, 6.009%, due 12/10/49	196,270
268,950	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.576%, due 04/25/35	59,731
12,021,885	#, ^	Credit Suisse First Boston Mortgage Securities Corp., 0.196%, due 02/15/38	119,916
265,635	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	271,913
41,264,821	#, ^	Credit Suisse Mortgage Capital Certificates, 0.128%, due 09/15/40	271,531
380,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	408,262
170,000	#	DLJ Commercial Mortgage Corp., 7.459%, due 06/10/31	187,998
356,841		GMAC Commercial Mortgage Securities, Inc., 4.538%, due 05/10/43	357,027
35,242,559	#, ^	Greenwich Capital Commercial Funding Corp., 0.509%, due 03/10/39	511,648
340,000		Greenwich Capital Commercial Funding Corp., 5.190%, due 04/10/37	366,735
280,000	S	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	302,295
390,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	411,831
615,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	644,910
410,000		Greenwich Capital Commercial Funding Corp., 5.867%, due 12/10/49	374,587
670,000	S	Greenwich Capital Commercial Funding Corp., 6.080%, due 07/10/38	735,204
220,000		GS Mortgage Securities Corp. II, 5.279%, due 08/10/38	238,679
870,000	#, S	GS Mortgage Securities Corp. II, 6.055%, due 07/12/38	974,669
130,000	#	GS Mortgage Securities Corp. II, 6.055%, due 07/12/38	134,850
334,393	S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	311,250
248,707	S	Homebanc Mortgage Trust, 1.116%, due 08/25/29	178,419
69,082,856	S, ^	J.P. Morgan Chase Commercial Mortgage Securities Corp., 0.273%, due 02/15/51	442,220
50,885		J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	50,859
110,180		J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.853%, due 03/15/46	116,243
670,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	698,077
390,000	S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.363%, due 12/15/44	429,976
980,000	S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	1,057,250
210,000	S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	218,898
842,640	S	J.P. Morgan Mortgage Trust, 4.781%, due 07/25/35	803,635
559,517	S	J.P. Morgan Mortgage Trust, 5.292%, due 07/25/35	554,836
6,022,879	S, ^	LB-UBS Commercial Mortgage Trust, 0.339%, due 11/15/40	25,134
11,032,289	#, ^	LB-UBS Commercial Mortgage Trust, 0.910%, due 11/15/38	310,043
270,000		LB-UBS Commercial Mortgage Trust, 4.361%, due 01/15/29	280,376
277,168		LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	277,606
310,000	S	LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	339,333
1,030,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	1,122,285
550,000	S	LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	580,458
610,000	S	LB-UBS Commercial Mortgage Trust, 5.436%, due 06/15/29	661,271
725,000	S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	799,992
2,848	S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	2,868
109,316		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	113,169
8,622,839	#, ^	Merrill Lynch Mortgage Trust, 0.704%, due 02/12/51	197,471
560,000	S	Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	604,917
528,000		Morgan Stanley Capital I, 5.353%, due 11/14/42	561,974
90,000	#	Morgan Stanley Dean Witter Capital I, 7.206%, due 10/15/35	90,900
4,433,117	#, ^	RBSCF Trust, 1.151%, due 04/15/24	150,589
320,000	#	RBSCF Trust, 5.420%, due 01/19/49	270,406
99,063	S	Sequoia Mortgage Trust, 0.527%, due 01/20/35	81,646
158,545	S	Structured Asset Mortgage Investments, Inc., 0.497%, due 04/19/35	104,159
240,741		Structured Asset Securities Corp., 5.000%, due 05/25/35	241,200
350,000	#	Vornado DP LLC, 5.280%, due 09/13/28	360,806
260,000	#	Vornado DP LLC, 6.356%, due 09/13/28	268,714
290,001		Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	312,786
400,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	393,404
1,201,877	S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,253,592
600,358		Wells Fargo Mortgage-Backed Securities Trust, 2.893%, due 06/25/35	577,762
366,507	S	Wells Fargo Mortgage-Backed Securities Trust, 4.857%, due 08/25/34	377,711
		Total Collateralized Mortgage Obligations (Cost $26,096,070)	27,145,450

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount					Value
MUNICIPAL BONDS: 0.2%
			Louisiana: 0.2%
	$575,000	S	Louisiana Local Government Environmental Facilities & Community Development Auth, 2.470%, due 02/01/19		$594,590
685,000		S	Louisiana Local Government Environmental Facilities & Community Development Auth, 3.450%, due 02/01/22		720,784
			Total Municipal Bonds (Cost $1,259,575)		1,315,374
OTHER BONDS: 2.2%
			Foreign Government Bonds: 2.2%
BRL	8,552,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14		4,926,094
JPY	200,000,000		Japan Government Thirty Year Bond, 2.300%, due 03/20/40		2,656,588
KRW	4,569,000,000		Korea Treasury Bond, 4.750%, due 12/10/11		4,091,812
ZAR	11,256,000		South Africa Government International Bond, 7.250%, due 01/15/20		1,549,778
			Total Other Bonds (Cost $12,733,792)		13,224,272
			Total Long-Term Investments (Cost $604,191,879)		624,653,203

Shares					Value
SHORT-TERM INVESTMENTS: 6.8%
			Affiliated Mutual Fund: 2.6%
15,977,000			ING Institutional Prime Money Market Fund - Class I		$15,977,000
			Total Mutual Fund (Cost $15,977,000)		15,977,000
			Securities Lending Collateral(cc): 4.2%
24,572,301			BNY Mellon Overnight Government Fund (1)		24,572,301
1,627,156		I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,301,725
			Total Securities Lending Collateral (Cost $26,199,457)		25,874,026
			Total Short-Term Investments (Cost $42,176,457)		41,851,026
			Total Investments in Securities
			(Cost $646,368,336)*	108.8%	$666,504,229
			Other Assets and Liabilities - Net	(8.8)	(54,082,867)
			Net Assets	100.0%	$612,421,362

		@	Non-income producing security
		&	Payment-in-kind
		ADR	American Depositary Receipt
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		BRL	Brazilian Real
		EUR	EU Euro
		JPY	Japanese Yen
		KRW	South Korean Won
		ZAR	South African Rand

		*	Cost for federal income tax purposes is $653,298,863.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$33,520,229
			Gross Unrealized Depreciation		(20,314,863)
			Net Unrealized Appreciation		$13,205,366

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$340,170,530	$—	$—	$340,170,530
Real Estate Investment Trusts	618,234	—	—	618,234
Exchange-Traded Funds	31,795,284	—	—	31,795,284
Preferred Stock	2,183,450	528,860	—	2,712,310
Rights	86,550	—	—	86,550
Corporate Bonds/Notes	—	76,755,317	—	76,755,317
U.S. Government Agency Obligations	—	31,688,673	—	31,688,673
U.S. Treasury Obligations	—	81,858,498	—	81,858,498
Asset-Backed Securities	—	15,987,134	1,295,577	17,282,711
Collateralized Mortgage Obligations	—	27,145,450	—	27,145,450
Municipal Bonds	—	1,315,374	—	1,315,374
Other Bonds	—	13,224,272	—	13,224,272
Short-Term Investments	40,549,301	—	1,301,725	41,851,026
Total Investments, at value	$415,403,349	$248,503,578	$2,597,302	$666,504,229
Other Financial Instruments+:
Forward foreign currency contracts	—	1,537,001	—	1,537,001
Futures	283,478	—	—	283,478
Swaps, at value	—	240,568	—	240,568
Total Assets	$415,686,827	$250,281,147	$2,597,302	$668,565,276

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,787,154)	$—	$(1,787,154)
Futures	(221,259)	—	—	(221,259)
Swaps, at value	—	(1,143,593)	(41,820)	(1,185,413)
Written options	—	(155,516)	—	(155,516)
Total Liabilities	$(221,259)	$(3,086,263)	$(41,820)	$(3,349,342)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	1,271,715	(1,133,000)	—	—	—	(23,759)	—	(114,956)	—
Asset-Backed Securities	52,560	852,788	(110,208)	1,129	(27,635)	54,443	472,500	—	1,295,577
Collateralized Mortgage Obligations	1,221,545	—	(1,209,376)	(61)	(926,332)	914,224	—	—	—
Other Bonds	4,857,428	—	—	—	—	—	—	(4,857,428)	—
Short-Term Investments	1,301,725	—	—	—	—	—	—	—	1,301,725
Total Investments, at value	$8,704,973	$(280,212)	$(1,319,584)	$1,068	$(953,967)	$944,908	$472,500	$(4,972,384)	$2,597,302

Liabilities Table
Other Financial Instruments+:
Total Liabilities	$—	$—	$—	$—	$—	$(41,820)	$—	$—	$(41,820)

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $903,088.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD 180,744	BUY	10/8/10	$174,000	$174,523	$523
Danish Krone
DKK 2,787,869	BUY	10/22/10	488,942	509,914	20,972
EU Euro
EUR 4,527,209	BUY	10/8/10	5,760,562	6,171,369	410,807
Indian Rupee
INR 59,706,990	BUY	10/22/10	1,296,006	1,323,270	27,264
Norwegian Krone
NOK 25,736,896	BUY	10/22/10	4,212,000	4,370,948	158,948
Norwegian Krone
NOK 4,336,652	BUY	10/22/10	739,000	736,502	(2,498)
EU Euro
EUR 723,371	BUY	10/8/10	942,000	986,080	44,080
New Zealand Dollar
NZD 748,832	BUY	10/8/10	538,964	549,060	10,096
British Pound
GBP 137,087	BUY	10/22/10	214,000	215,314	1,314
Norwegian Krone
NOK 2,046,653	BUY	10/22/10	347,000	347,587	587
Canadian Dollar
CAD 7,000,136	BUY	10/8/10	6,706,692	6,802,299	95,607
EU Euro
EUR 143,246	BUY	10/8/10	182,000	195,268	13,268
Norwegian Krone
NOK 2,354,357	BUY	10/22/10	399,000	399,845	845
Norwegian Krone
NOK 14,401,881	BUY	10/22/10	2,433,000	2,445,900	12,900
Australian Dollar
AUD 272,857	BUY	10/8/10	257,000	263,466	6,466
EU Euro
EUR 506,677	BUY	10/8/10	659,000	690,688	31,688
Japanese Yen
JPY 854,011,110	BUY	10/8/10	10,201,057	10,230,847	29,790
Canadian Dollar
CAD 2,467,483	BUY	10/8/10	2,416,000	2,397,747	(18,253)
British Pound
GBP 1,536,863	BUY	10/22/10	2,438,000	2,413,861	(24,139)
Japanese Yen
JPY 12,294,850	BUY	10/8/10	146,000	147,289	1,289
New Zealand Dollar
NZD 464,808	BUY	10/8/10	342,000	340,807	(1,193)
Swiss Franc
CHF 714,417	BUY	10/22/10	707,723	727,183	19,460
Australian Dollar
AUD 884,303	BUY	10/8/10	828,000	853,869	25,869
Canadian Dollar
CAD 2,489,985	BUY	10/8/10	2,425,000	2,419,613	(5,387)
Australian Dollar
AUD 76,460	BUY	10/8/10	73,000	73,829	829
Japanese Yen
JPY 29,082,138	BUY	10/8/10	344,000	348,397	4,397
Australian Dollar
AUD 2,562,615	BUY	10/8/10	2,420,000	2,474,422	54,422
Canadian Dollar
CAD 2,497,329	BUY	10/8/10	2,420,000	2,426,749	6,749
Japanese Yen
JPY 29,526,057	BUY	10/8/10	347,000	353,715	6,715

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

New Zealand Dollar
NZD 323,645	BUY	10/8/10	236,000	237,303	1,303
New Zealand Dollar
NZD 734,830	BUY	10/8/10	539,000	538,793	(207)
Australian Dollar
AUD 92,952	BUY	10/8/10	89,000	89,753	753
Japanese Yen
JPY 28,696,408	BUY	10/8/10	340,000	343,776	3,776
New Zealand Dollar
NZD 735,779	BUY	10/8/10	538,000	539,489	1,489
Indonesian Rupiah
IDR 31,137,190,000	BUY	10/22/10	3,461,611	3,475,627	14,016
New Zealand Dollar
NZD 503,520	BUY	10/8/10	372,000	369,192	(2,808)
Peruvian Nuevo Sol
PEN 2,036,767	BUY	10/22/10	731,203	730,679	(524)
Australian Dollar
AUD 599,422	BUY	10/8/10	560,000	578,792	18,792
Norwegian Krone
NOK 14,594,541	BUY	10/22/10	2,420,000	2,478,620	58,620
Peruvian Nuevo Sol
PEN 2,854,528	BUY	10/22/10	1,024,965	1,024,046	(919)
Philippine Peso
PHP 85,180,270	BUY	10/22/10	1,939,000	1,936,414	(2,586)
Canadian Dollar
CAD 574,848	BUY	10/8/10	558,000	558,601	601
EU Euro
EUR 911,139	BUY	10/8/10	1,192,000	1,242,040	50,040
Chilean Peso
CLP 962,794,450	BUY	10/22/10	1,945,000	1,989,026	44,026
Norwegian Krone
NOK 14,282,516	BUY	10/22/10	2,424,000	2,425,628	1,628
Japanese Yen
JPY 43,320,516	BUY	10/8/10	505,000	518,969	13,969
New Zealand Dollar
NZD 876,467	BUY	10/8/10	645,000	642,644	(2,356)
Canadian Dollar
CAD 466,270	BUY	10/8/10	452,000	453,092	1,092
Czech Koruna
CZK 37,476,698	BUY	10/7/10	1,934,281	2,076,658	142,377
EU Euro
EUR 546,195	BUY	10/8/10	745,000	744,558	(442)
British Pound
GBP 4,278,752	BUY	10/22/10	6,686,663	6,720,384	33,721
Hungarian Forint
HUF 497,935,347	BUY	10/8/10	2,433,000	2,454,832	21,832
Indian Rupee
INR 52,910,450	BUY	10/22/10	1,145,000	1,172,640	27,640
Japanese Yen
JPY 17,267,559	BUY	10/8/10	206,000	206,861	861
South Korean Won
KRW 2,379,311,551	BUY	10/22/10	2,056,076	2,084,781	28,705
Australian Dollar
AUD 136,802	BUY	10/8/10	130,000	132,094	2,094
Japanese Yen
JPY 25,555,505	BUY	10/8/10	303,000	306,149	3,149
New Zealand Dollar
NZD 3,296,273	BUY	10/8/10	2,416,000	2,416,898	898
South African Rand
ZAR 10,945,000	BUY	10/8/10	1,520,920	1,568,197	47,277
					$1,442,232

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

EU Euro
EUR 1,361,989	SELL	10/22/10	$1,755,312	$1,856,437	$(101,125)
Czech Koruna
CZK 37,476,698	SELL	10/7/10	1,927,268	2,076,658	(149,390)
South African Rand
ZAR 10,945,000	SELL	10/8/10	1,498,617	1,568,197	(69,580)
Hungarian Forint
HUF 1,117,042,720	SELL	10/8/10	4,936,878	5,507,044	(570,166)
Australian Dollar
AUD 1,471,596	SELL	10/8/10	1,340,871	1,420,950	(80,079)
Australian Dollar
AUD 557,123	SELL	10/8/10	527,000	537,950	(10,950)
Japanese Yen
JPY 50,586,768	SELL	10/8/10	609,000	606,017	2,983
British Pound
GBP 359,003	SELL	10/22/10	567,000	563,866	3,134
Swiss Franc
CHF 391,512	SELL	10/22/10	401,000	398,507	2,493
Australian Dollar
AUD 540,467	SELL	10/8/10	499,000	521,866	(22,866)
British Pound
GBP 178,422	SELL	10/22/10	282,000	280,236	1,764
Japanese Yen
JPY 35,121,912	SELL	10/8/10	420,000	420,752	(752)
New Zealand Dollar
NZD 1,079,347	SELL	10/8/10	790,000	791,400	(1,400)
British Pound
GBP 399,611	SELL	10/22/10	633,000	627,645	5,355
British Pound
GBP 1,545,394	SELL	10/22/10	2,433,000	2,427,259	5,741
Swiss Franc
CHF 600,356	SELL	10/22/10	615,000	611,084	3,916
New Zealand Dollar
NZD 1,485,587	SELL	10/8/10	1,084,000	1,089,264	(5,264)
Australian Dollar
AUD 2,602,434	SELL	10/8/10	2,425,000	2,512,871	(87,871)
British Pound
GBP 1,552,717	SELL	10/22/10	2,420,000	2,438,762	(18,762)
Norwegian Krone
NOK 3,366,544	SELL	10/22/10	555,000	571,747	(16,747)
Norwegian Krone
NOK 719,813	SELL	10/22/10	122,000	122,247	(247)
Norwegian Krone
NOK 9,457,049	SELL	10/22/10	1,548,000	1,606,109	(58,109)
EU Euro
EUR 440,326	SELL	10/8/10	575,000	600,240	(25,240)
Norwegian Krone
NOK 14,280,611	SELL	10/22/10	2,416,000	2,425,305	(9,305)
British Pound
GBP 232,382	SELL	10/22/10	364,000	364,990	(990)
EU Euro
EUR 263,094	SELL	10/22/10	341,850	358,607	(16,757)
Canadian Dollar
CAD 2,664,948	SELL	10/8/10	2,595,000	2,589,632	5,368
Brazilian Real
BRL 4,016,962	SELL	10/22/10	2,325,573	2,362,896	(37,323)
Brazilian Real
BRL 4,276,409	SELL	10/22/10	2,475,776	2,515,511	(39,735)
Australian Dollar
AUD 197,722	SELL	10/8/10	180,000	190,918	(10,918)
Australian Dollar
AUD 2,538,023	SELL	10/8/10	2,416,000	2,450,676	(34,676)
South African Rand
ZAR 11,035,000	SELL	10/22/10	1,566,326	1,577,480	(11,154)
Canadian Dollar
CAD 2,492,396	SELL	10/8/10	2,416,000	2,421,956	(5,956)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

EU Euro
EUR 370,466	SELL	10/8/10	496,000	505,009	(9,009)
Australian Dollar
AUD 812,585	SELL	10/8/10	743,000	784,620	(41,620)
Japanese Yen
JPY 25,323,032	SELL	10/8/10	302,000	303,364	(1,364)
EU Euro
EUR 1,820,138	SELL	10/8/10	2,424,000	2,481,163	(57,163)
British Pound
GBP 218,012	SELL	10/22/10	342,000	342,418	(418)
Australian Dollar
AUD 328,022	SELL	10/8/10	302,000	316,733	(14,733)
Norwegian Krone
NOK 1,119,790	SELL	10/22/10	188,000	190,176	(2,176)
Norwegian Krone
NOK 3,393,675	SELL	10/22/10	568,000	576,355	(8,355)
EU Euro
EUR 450,652	SELL	10/8/10	597,000	614,316	(17,316)
Australian Dollar
AUD 215,196	SELL	10/8/10	205,000	207,790	(2,790)
EU Euro
EUR 1,080,294	SELL	10/8/10	1,374,599	1,472,627	(98,028)
New Zealand Dollar
NZD 399,670	SELL	10/8/10	289,000	293,047	(4,047)
Swedish Krona
SEK 9,086,701	SELL	10/22/10	1,286,711	1,347,317	(60,606)
New Zealand Dollar
NZD 121,254	SELL	10/8/10	88,000	88,906	(906)
Swedish Krona
SEK 3,392,035	SELL	10/22/10	481,000	502,949	(21,949)
British Pound
GBP 332,537	SELL	10/22/10	525,000	522,297	2,703
					$(1,692,385)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Balanced Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	44	12/15/10	$4,587,772	$37,739
Canada 10-Year Bond	16	12/20/10	1,966,838	14,241
Euro-Bund	124	12/08/10	22,217,357	177,300
Euro-Schatz	182	12/08/10	27,065,286	(75,179)
Japan 10-Year Bond (TSE)	2	12/09/10	3,436,033	44,108
Long Gilt	67	12/29/10	13,084,671	(8,209)
Short Gilt	19	12/29/10	3,210,940	1,417
U.S. Treasury Long Bond	11	12/21/10	1,470,906	(5,184)
			$77,039,803	$186,233
Short Contracts
Australia 3-Year Bond	34	12/15/10	$3,393,381	$(9,346)
Euro-Bobl 5-Year	104	12/08/10	17,099,872	(3,564)
Medium Gilt	62	12/29/10	11,505,325	(37,660)
U.S. Treasury 2-Year Note	112	12/31/10	24,582,251	(11,234)
U.S. Treasury 5-Year Note	78	12/31/10	9,427,641	(70,883)
U.S. Treasury Long Bond	106	12/21/10	14,174,188	594
U.S. Treasury Ultra Long Bond	3	12/21/10	423,844	8,079
			$80,606,502	$(124,014)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

			(Pay)/ Receive					Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Notional		Fair	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (3)		Value (4)	(Received)	(Depreciation)
Citigroup, Inc.	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	140,000	$9,999	$28,130	$(18,131)
Citigroup, Inc.	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	284,000	20,283	54,766	(34,483)
JPMorgan Chase & Co.	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	959,000	68,490	100,641	(32,151)
							$98,772	$183,537	$(84,765)

Credit Default Swaps on Credit Indices - Buy Protection (1)

			(Pay)/ Receive					Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Notional		Fair	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (3)		Value (4)	(Received)	(Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.14 Index	Buy	(1.000)	06/20/15	USD	1,072,000	$859	$11,020	$(10,161)
Morgan Stanley	CDX.NA.IG.14 Index	Buy	(1.000)	06/20/15	USD	12,374,000	9,914	120,296	(110,382)
							$10,773	$131,316	$(120,543)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

			(Pay)/		Implied				Upfront
			Receive		Credit				Premium	Unrealized
		Buy/Sell	Fixed	Termination	Spread at	Notional		Fair	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	09/30/10 (%)	Amount (3)		Value (4)	(Received)	(Depreciation)
Citigroup, Inc.	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.499	USD	139,000	$(71,543)	$(31,075)	$(40,468)
Citigroup, Inc.	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.499	USD	284,000	(146,175)	(69,263)	(76,912)
Goldman Sachs & Co.	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.499	USD	241,000	(124,043)	(53,198)	(70,845)
JPMorgan Chase & Co.	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.499	USD	480,000	(247,056)	(53,171)	(193,885)
								$(588,817)	$(206,707)	$(382,110)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Balanced Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2010:

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)

Receive a fixed rate equal to 2.056% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Citigroup, Inc.	07/28/13	CAD	6,000,000	$66,221	$—	$66,221

Receive a fixed rate equal to 1.803% and pay a floating rate based on 6-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	09/21/13	CAD	5,000,000	17,262	—	17,262

Receive a fixed rate equal to 6.225% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	07/17/15	MXN	23,000,000	30,001	—	30,001

Receive a fixed rate equal to 5.800% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	07/17/15	MXN	15,020,000	(2,376)	—	(2,376)

Receive a fixed rate equal to 6.210% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/17/15	MXN	14,000,000	17,539	—	17,539

Pay a fixed rate equal to 3.478% and receive a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	05/11/20	USD	6,583,000	(552,400)	—	(552,400)

Pay a fixed rate equal to 2.750% and receive a floating rate based on the 6-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	08/17/12	USD	1,755,115	(41,820)	—	(41,820)
				$(465,573)	$—	$(465,573)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Balanced Portfolio Written Swaptions Open on September 30, 2010:

Written Interest Rate Swaptions

			Pay/Receive	Exercise	Expiration	Notional		Premium	Fair
Description	Counterparty	Floating Rate Index	Floating	Rate	Date	Amount		Received	Value

Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.248%	09/21/11	USD	10,332,000	$198,891	$(155,516)
								$198,891	$(155,516)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Credit contracts	$(479,272)
Foreign exchange contracts	(250,153)
Interest rate contracts	(558,870)
Total	$(1,288,295)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 26, 2010